Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,161,241)	$ (230,515)	$ (4,446)
Other comprehensive loss:
Changes in foreign currency translation, net of tax	(748)
Total comprehensive loss	$ (1,161,989)	$ (230,515)	$ (4,446)